Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term investment
Trading debt securities	¥ 207,670	$ 30,109	¥ 14,804
Equity securities measured at fair value	5,265	763	7,925
Investments held by consolidated investment fund	67,443	9,780	26,981
Long-term investment
Investments held by consolidated investment fund	74,751	10,838	80,327
Other long-term investments measured at fair value	631,662	$ 91,582	376,957
Recurring Basis
Short-term investment
Available-for-sale investments	14,941		13,805
Trading debt securities	207,670		14,804
Equity securities measured at fair value	5,265		7,925
Investments held by consolidated investment fund	67,443		26,981
Long-term investment
Investments held by consolidated investment fund	74,751		80,327
Other long-term investments measured at fair value	631,662		376,957
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investment
Trading debt securities	207,670		14,804
Equity securities measured at fair value	1,304		7,925
Investments held by consolidated investment fund	26,637
Long-term investment
Other long-term investments measured at fair value			3,766
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available-for-sale investments	14,941		13,805
Equity securities measured at fair value	3,961
Investments held by consolidated investment fund	40,806		26,981
Long-term investment
Investments held by consolidated investment fund	74,751		80,327
Other long-term investments measured at fair value	242,753		127,678
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Other long-term investments measured at fair value	358,351		217,269
Recurring Basis | NAV
Long-term investment
Other long-term investments measured at fair value	¥ 30,558		¥ 28,244